Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	Vanguard Montgomery Funds
CIK	dei_EntityCentralIndexKey	0001409957
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 28, 2020
Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2020
Prospectus Date	rr_ProspectusDate	Apr. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A